Basis of Presentation and General Information (Details Narrative) $ in Thousands	Sep. 30, 2022 USD ($) Integer
Working capital deficit | $	$ 1,955
Mr Valentis [Member]
Percentage of beneficially owned common stock	54.00%
Vessel Ownership [Member]
Number of vessel ownership interest entities | Integer	7
Vessels [Member]
Entity ownership interest	100.00%
Non Vessels [Member]
Entity ownership interest	100.00%